Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ 39	$ (55)
Realized (gain) loss on derivatives receiving regulatory deferral	28	(1)
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(115)	(70)
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(89)	(34)
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	9	29
Realized (gain) loss on derivatives receiving regulatory deferral	(2)	(8)
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(36)	(55)
Regulatory deferral | Commodity swaps and forwards | Regulated | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	3	(2)
Regulatory deferral | Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(33)	1
Regulatory deferral | Foreign exchange forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(6)	4
Regulatory deferral | Foreign exchange forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(8)	24
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Foreign exchange forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(11)	(18)
Regulatory deferral | Foreign exchange forwards | Regulated | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ (8)	$ (9)